Income tax	12 Months Ended
Jun. 30, 2023
Income tax
23. Income tax

23. Income tax

The Group’s income tax has been calculated on the estimated taxable profit for each year at the rates prevailing in the respective tax jurisdictions. The subsidiaries of the Group in the jurisdictions where the Group operates are required to calculate their income taxes on a separate basis; thus, they are not permitted to compensate subsidiaries’ losses against subsidiaries income.

Tax modifications

The Argentine Tax Authority established through the resolution 5248/2022 an extraordinary compulsory payment in advance on account of the income tax payable in 3 monthly installments, for companies that meet any of the following requirements:

(i)

The amount of the tax determined from the affidavit corresponding to the fiscal period 2021 (closing between August and December 2021) or 2022 (closing between January and July 2022), as applicable, is equal to or greater than ARS 100 million.

(ii)	The amount of the tax result that arises from the affidavit, without applying the deduction of tax losses from previous years, is equal to or greater than ARS 300 million.

The compulsory payment in advance will be 25% of the base for calculating the advance if point 1 is met, or 15% of the tax result without taking into account losses from previous years if point 2 is met.

The aforementioned compulsory payment in advance cannot be offset with other tax-related credits and, furthermore, should not be taken into account when a request for reduction of advances is made.

The expiration of the first installment is in October 2022 for those of the fiscal period 2021 and April 2023 for those of the fiscal period 2022.

The companies paying the extraordinary payment on account were: IRSA Inversiones y Representaciones S.A, Futuros y Options. Com S.A; Amauta Agro S.A, FYO Acopio S.A, Panamerican Mall S.A, Fibesa S.A, Arcos del Gourmet S.A; all maturing after April 2023.

Regarding IRSA, an appeal was requested in each installment to AFIP and a precautionary measure in judicial court requesting the suspension of the effects of the resolution 5248/2022 since the payment of said advance would imply an excess of the tax obligation for the company.

To date, there has been no response from the judicial corte or the Treasury regarding the precautionary measure and the appeal filed, nor have the extraordinary advance payments been made. Notwithstanding the foregoing, compensatory interest has been provisioned as of June 30, 2023 for the sum of ARS 445 million.

Submission of income tax presentation - IRSA

Dated November 15, 2021 IRSA CP hereinafter "the taxpayer", which according to what is detailed in the Note. 4.C has been absorbed by IRSA, filed to the Argentine Tax Authority the income tax for the fiscal year ended June 30, 2022 applying the systemic and comprehensive inflation adjustment mechanism as detailed: restating tax amortizations according to articles 87 and 88; updating the computable cost of real estate acquired or built prior to July 1, 2018 and sold in this fiscal year under the terms of article 63; updating the loss of the fiscal period 2018, until the limit of the tax result of the exercise, following the methodology provided in article 25 and updating the costs of inventories as established in article 59, all articles mentioned belong to the income tax law (ordered text in 2019).

In the same sense, on November 16, 2022, IRSA filed to the Argentine Tax Authority the income tax for the fiscal year ended June 30, 2022, applying the same systematic and comprehensive inflation adjustment mechanism mentioned in the previous paragraph updating accumulated losses.

The non-application of the aforementioned mechanisms would have implied that the tax to be paid amounted to ARS 1,377 million in the fiscal year 2021 and ARS 11,892 million in the fiscal year 2022, in this way the effective rate to be paid would have consumed a substantial portion of the income obtained by the taxpayer exceeding the reasonable limit of taxation, being configured in the opinion of the taxpayer and his tax and legal advisors an assumption of confiscation, an assumption that at the date of issuance of these financial statements has not been validated or challenged by the Argentine Tax Authority or by higher courts. Together with the aforementioned income tax presentation, a multinote form was presented in which the application of the mechanisms was reported, arguing that the effective tax rate would represent a percentage that would exceed the reasonable limits of taxation, setting up a situation of confiscation, in violation of art. 17 of the National Constitution (according to doctrine of the judgment "Candy S.A. c/AFIP and another a/ protection action", judgment of 07/03/2009, Judgments 332:1571, and subsequent precedents).

The aforementioned legal doctrine of the national supreme court is fully applicable to the particular case of IRSA, since the application of the regulations that do not allow the application of the integral and systematic inflation adjustment would prevent, as happened in the "Candy case", recognizing the totality of the inflationary effect in its tax balance causing the company to pay taxes on fictitious income.

As of the date of issuance of these financial statements, there are new legal precedents in line with the position of IRSA and the "Candy" ruling mentioned above. In late October 2022, the Supreme Court of Justice of the Nation, in the case "Telefónica de Argentina S.A. and another v. EN - AFIP - DGI regarding the General Tax Directorate," upheld the opinion of the Attorney General of the Nation issued in the "Appeal No. 1, Telefónica de Argentina S.A. and Another v. EN-AFIP DGI regarding the General Tax Directorate," asserting the inadmissibility of a tax that, in its application, would be confiscatory for the taxpayer.

Considering the foregoing, IRSA's Board of Directors together with its legal and tax advisors re-evaluated during the present year the accounting decision taken at the end of the previous fiscal year 2021, in light of the new elements of judgment, and concluded that all the existing evidence and, in particular, the last sentence of the Supreme Court of Justice of the Nation, mentioned in the previous paragraph, configure a position of favorability greater than a position of rejection in higher instances in the face of a possible controversy with the Argentine Tax Authority. For all the detailed reasons, they have decided, following the guidelines established by the IFRS, to reverse the provision for the aforementioned tax registered as of June 30, 2022 and 2021 for ARS 13,979 million, their provisioned interest accounted at the closing of the Annual Financial Statements for ARS 366 million and register in the deferred income tax, the updating of the remaining losses, aligning the accounting treatment with the tax criteria duly presented.

In the same sense, IRSA made the provision for income tax for the year ended June 30, 2023, applying the same systematic and comprehensive inflation adjustment criteria as the update of its accumulated losses.

The Company analyzes the recoverability of its deferred tax assets when there are events or changes in circumstances that imply a potential indication of revaluation or devaluation. The value in use is determined on the basis of projected tax cash flows.

The aforementioned cash flows are prepared based on estimates regarding the future behavior of certain variables that are sensitive in determining the recoverable value, among which are: (i) sales projections; (ii) expense projections; (iii) macroeconomic variables such as growth rates, inflation rates, exchange rates, among others.

The details of the Group’s income tax, is as follows:

	06.30.2023	06.30.2022	06.30.2021
Current income tax	14,494	(39,585)	(6,812)
Deferred income tax	58,227	35,323	(91,960)
Income tax (i)	72,721	(4,262)	(98,772)

(i)	Includes reversal of the income tax provision. See “Submission of income tax presentation”.

The statutory taxes rates in the countries where the Group operates for all of the years presented are:

Tax jurisdiction	Income tax rate
Argentina	25% - 35%
Brazil	25% - 34%
Uruguay	0% - 25%
Bolivia	25%
U.S.	21%
Bermudas	0%
Israel	23% - 24%

Below is a reconciliation between income tax expense and the tax calculated applying the current tax rate, applicable in the respective countries, to profit before taxes for years ended June 30, 2023, 2022 and 2021:

	06.30.2023	06.30.2022	06.30.2021
Tax calculated at the tax rates applicable to profit in the respective countries (i)	(1904)	(41,079)	(16,082)
Permanent differences:
Tax inflation adjustment	6,458	(35,560)	(43,661)
Share of profit/ (loss) of associates and joint ventures	3,503	(522)	(4,579)
Result from sale of participation in subsidiaries	3	(707)	399
Unrecognized tax loss carry-forwards	-	-	(18,255)
Difference between provision and affidavit (ii)	10,955	-	4,812
Fiscal transparency	(1,367)	(2,736)	1,248
Recovery of unrecognized tax loss carry-forwards	1,864	20,620	-
Change of tax rate	-	-	(50,582)
Non-taxable profit	285	(433)	(528)
Others	1,095	902	(192)
Inflation adjustment permanent difference (IAS 29)	51,829	55,253	28,648
Income tax from continuing operations	72,721	(4,262)	(98,772)

(i)

The applicable income tax rate was calculated based on the legal tax rates in the countries where the Group operates. As of June 30, 2023 and 2022, the tax rate in the Argentine Republic was 35%, while as of June 30, 2021 it was 30%.

(ii)	Includes reversal of the income tax provision. See “Submission of income tax presentation”.

Deferred tax assets and liabilities of the Group as of June 30, 2023 and 2022 will be recovered as follows:

	06.30.2023	06.30.2022
Deferred income tax assets to be recovered after more than 12 months	11,727	5,025
Deferred income tax assets to be recovered within 12 months	8,033	6,611
Deferred income tax assets	19,760	11,636
Deferred income tax liabilities to be recovered after more than 12 months	(191,373)	(235,560)
Deferred income tax liabilities to be recovered within 12 months	(21,978)	(26,544)
Deferred income tax liabilities	(213,351)	(262,104)
Total deferred income tax liabilities, net	(193,591)	(250,468)

The movement in the deferred income tax assets and liabilities during the years ended June 30, 2023 and 2022, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

	At the beginning	Currency translation adjustment	Charged to the Statement of Income	Revaluation surplus	At the end
June 30, 2023
Assets
Trade and other payables	3,296	-	2,289	-	5,585
Tax loss carry-forwards	3,238	141	5,371	-	8,750
Others	5,102	302	21	-	5,425
Subtotal assets	11,636	443	7,681	-	19,760
Liabilities
Investment properties and property, plant and equipment	(218,228)	(1,193)	32,156	(417)	(187,682)
Biological assets	(5,855)	93	2,430	-	(3,332)
Trade and other receivables	(1,242)	-	167	-	(1,075)
Investments	(110)	-	(2,494)	-	(2,604)
Intangible assets	(1,466)	-	(296)	-	(1,762)
Tax inflation adjustment	(31,714)	-	21,214	-	(10,500)
Borrowings	368	-	(329)	-	39
Inventories	(2,760)	(258)	(735)	-	(3,753)
Others	(1,097)	(18)	(1,567)	-	(2,682)
Subtotal liabilities	(262,104)	(1,376)	50,546	(417)	(213,351)
(Liabilities)/ Assets, net	(250,468)	(933)	58,227	(417)	(193,591)

	At the beginning	Currency translation adjustment	Charged to the Statement of Income	Revaluation surplus	At the end
June 30, 2022
Assets
Trade and other payables	2,781	-	515	-	3,296
Tax loss carry-forwards	10,542	(2,408)	(4,896)	-	3,238
Others	7,821	(1,184)	(1,535)	-	5,102
Subtotal assets	21,144	(3,592)	(5,916)	-	11,636
Liabilities
Investment properties and property, plant and equipment	(231,583)	5,319	8,842	(806)	(218,228)
Biological assets	(9,442)	1,386	2,201	-	(5,855)
Trade and other receivables	(1,248)	-	6	-	(1,242)
Investments	(24)	-	(86)	-	(110)
Intangible assets	(265)	-	(1,201)	-	(1,466)
Tax inflation adjustment	(66,114)	-	34,400	-	(31,714)
Borrowings	3,811	-	(3,443)	-	368
Inventories	(3,193)	828	(395)	-	(2,760)
Others	(2,044)	32	915	-	(1,097)
Subtotal liabilities	(310,102)	7,565	41,239	(806)	(262,104)
(Liabilities)/ Assets, net	(288,958)	3,973	35,323	(806)	(250,468)

Deferred income tax assets are recognized for tax loss carry-forwards to the extent that the realization of the related tax benefits through future taxable profits is probable. Tax loss carry-forwards may have expiration dates or may be permanently available for use by the Group depending on the tax jurisdiction where the tax loss carry forward is generated. Tax loss carry forwards in Argentina and Uruguay expire within 5 years, while in Israel they do not expire. Tax loss carry forward in Bolivia expire within 3 years Tax loss carry forwards in Brazil do not expire. However, in Brazil, the taxable profit for each year can only be reduced by tax losses up to a maximum of 30%.

As of June 30, 2023, the Group's recognized tax loss carry forward prescribed as follows:

Jurisdiction	06.30.2023	Date of generation	Due date
Argentina	121	2018	2023
Argentina	172	2019	2024
Argentina	3,885	2020	2025
Argentina	10,674	2021	2026
Argentina	1,474	2022	2027
Argentina	898	2023	2028
Brazil	7,961	2019-2023	Do not expire
Total cumulative tax loss carry-forwards	25,185

The Group assesses the realizability of deferred income tax assets, by considering whether it is probable that some portion or all of the deferred income tax assets will not be realized. In order to make this assessment, Management considers the scheduled reversal of deferred income tax liabilities, projected business and tax planning strategies.

On this basis, it is estimated that as of June 30, 2023, all deferred tax assets and tax credits will be realized.

The Group did not recognize deferred income tax assets (tax loss carry forwards) of ARS 27,096 and ARS 13,763 as of June 30, 2023 and 2022, respectively. Although management estimates that the business will generate sufficient income, pursuant to IAS 12, management has determined that, as a result of the recent loss history and the lack of verifiable and objective evidence due to the subsidiary’s results of operations history, there is sufficient uncertainty as to the generation of sufficient income to be able to offset losses within a reasonable timeframe, therefore, no deferred tax asset is recognized in relation to these losses.